Document And Entity Information	12 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0002046216
Document Type	F-1
Entity Registrant Name	Beta FinTech Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Rm3326, East Block
Entity Address, Address Line Two	China Merchants Tower168-200 Connaught Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	3590 9488
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168